Balance Sheets (Parentheticals)	Apr. 30, 2024 ¥ / shares shares	Apr. 30, 2024 $ / shares shares	Apr. 30, 2023 ¥ / shares shares
Statement of Financial Position [Abstract]
Common stock, no par value (in Yen per share and Dollars per share) | (per share)
Common stock, shares authorized	52,142,400	52,142,400	52,142,400
Common stock, shares issued	14,869,067	14,869,067	13,035,600
Common stock, shares outstanding	14,869,067	14,869,067	13,035,600